Personnel expenses - Remuneration and other benefits (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lennart Jacobsen, from March 24, 2022
Personnel expenses
Fee, including committee fee	kr (660)	kr (626)	kr (470)
Total	(660)	(626)	(470)
Lars Linder Aronson, resigned March 24, 2022
Personnel expenses
Fee, including committee fee			(154)
Total			(154)
Lennart Jacobsen
Personnel expenses
Fee, including committee fee			(79)
Total			(79)
Reinhold Geijer
Personnel expenses
Fee, including committee fee	(373)	(355)	(348)
Total	(373)	(355)	(348)
Carl Mellander, from March 26, 2024
Personnel expenses
Fee, including committee fee	(254)
Total	(254)
Eva Nilsagard
Personnel expenses
Fee, including committee fee	(347)	(331)	(335)
Total	(347)	(331)	(335)
Hans Larsson, resigned March 24, 2022
Personnel expenses
Fee, including committee fee			(85)
Total			(85)
Hakan Berg, from March 24, 2022
Personnel expenses
Fee, including committee fee	(385)	(369)	(276)
Total	(385)	(369)	(276)
Paula da Silva, from March 24, 2022
Personnel expenses
Fee, including committee fee	(372)	(354)	(266)
Total	(372)	(354)	(266)
Katarina Ljungqvist, from March 24, 2022
Personnel expenses
Fee, including committee fee	(338)	(354)	(266)
Total	(338)	(354)	(266)
Magnus Montan, Chief Executive Officer (CEO)
Personnel expenses
Fixed remuneration	(6,001)	(5,676)	(5,434)
Other benefits	(37)	(18)	(19)
Pension fee	(1,815)	(1,715)	(1,668)
Total	kr (7,853)	kr (7,409)	kr (7,121)
Retirement age	65 years	65 years	65 years
Pension fee on fixed salary (in percent)	30.00%	30.00%	30.00%
Per Akerlind, Deputy Chief Executive Officer, resigned June 30, 2022
Personnel expenses
Fixed remuneration			kr (1,772)
Other benefits			(17)
Pension fee			(652)
Total			(2,441)
Karl Johan Bernerfalk, General Counsel, Head of Legal and Procurement
Personnel expenses
Fixed remuneration	kr (2,124)	kr (1,934)	(1,802)
Other benefits	(32)	(35)	(34)
Pension fee	(912)	(800)	(668)
Total	(3,068)	(2,769)	(2,504)
Andreas Ericson, Head of International Finance, resigned March 31, 2022
Personnel expenses
Fixed remuneration			(509)
Other benefits			(9)
Pension fee			(175)
Total			(693)
Pontus Davidsson, Head of International Finance, from September 8, 2022
Personnel expenses
Fixed remuneration	(3,120)	(3,120)	(981)
Other benefits	(20)	(18)	(5)
Pension fee	(668)	(597)	(196)
Total	(3,808)	(3,735)	(1,182)
Stefan Friberg, Chief Financial Officer (CFO), resigned April 25, 2024
Personnel expenses
Fixed remuneration	(1,060)	(3,060)	(3,018)
Other benefits	(7)	(18)	(17)
Pension fee	(208)	(635)	(608)
Other remuneration	(4,540)
Total	(5,815)	(3,713)	(3,643)
Teresa Hamilton Burman, Chief Credit Officer (CCO)
Personnel expenses
Fixed remuneration	(2,580)	(2,516)	(2,465)
Other benefits	(38)	(35)	(37)
Pension fee	(636)	(623)	(604)
Total	(3,254)	(3,174)	(3,106)
Jens Hedar, acting Chief Financial Officer (CFO) from 25 April, 2024 (Head of Client Relationship Management until 25 April, 2024)
Personnel expenses
Fixed remuneration	(2,837)	(2,508)	(2,454)
Other benefits	(19)	(20)	(18)
Pension fee	(869)	(836)	(803)
Total	(3,725)	(3,364)	(3,275)
Jan Hoppe, Chief Risk Officer (CRO), from January 12, 2023
Personnel expenses
Fixed remuneration	(2,549)	(2,427)
Other benefits	(20)	(17)
Pension fee	(638)	(584)
Total	(3,207)	(3,028)
Peter Svensen, Chief Risk Officer (CRO), resigned December 11, 2022
Personnel expenses
Fixed remuneration			(2,525)
Other benefits			(30)
Pension fee			(593)
Total			(3,148)
Anna-Lena Soderlund, Head of Compliance, from February 1, 2023 (Chief Risk Officer (CRO), resigned January 11, 2023)
Personnel expenses
Fixed remuneration	(1,608)	(1,507)	(89)
Other benefits	(19)	(31)	(1)
Pension fee	(739)	(674)	(38)
Total	(2,366)	(2,212)	(128)
Sirpa Rusanen, Head of Human Resources, resigned September 15, 2022
Personnel expenses
Fixed remuneration			(1,254)
Other benefits			(17)
Pension fee			(479)
Total			(1,750)
Jenny Lilja Lagercrantz, Head of Human Resources, from September 16, 2022
Personnel expenses
Fixed remuneration	(2,233)	(2,169)	(613)
Other benefits	(11)	(13)	(4)
Pension fee	(646)	(605)	(169)
Total	(2,890)	(2,787)	(786)
Susanna Rystedt, Head of Strategy, Business Development and Communications
Personnel expenses
Fixed remuneration	(2,607)	(2,557)	(2,532)
Other benefits	(33)	(21)	(28)
Pension fee	(921)	(891)	(839)
Total	(3,561)	(3,469)	(3,399)
Maria Simonson, Head of Sustainability, from April 1, 2022, and acting Head of Client Relationship Management from 25 April, 2024
Personnel expenses
Fixed remuneration	(2,502)	(2,184)	(1,575)
Other benefits	(17)	(14)	(12)
Pension fee	(638)	(604)	(433)
Total	(3,157)	(2,802)	(2,020)
Madeleine Widaeus, Chief Information Officer (CIO), resigned January 31, 2022
Personnel expenses
Fixed remuneration			(144)
Other benefits			(1)
Pension fee			(54)
Total			(199)
Pia Melke, Chief Information Officer (CIO), from February 1, 2022, resigned April 30, 2022
Personnel expenses
Fixed remuneration			(310)
Other benefits			(3)
Pension fee			(93)
Total			(406)
Tomas Nygard, Chief Information Officer (CIO), from May 1, 2022
Personnel expenses
Fixed remuneration	(2,203)	(2,005)	(1,272)
Other benefits	(33)	(18)	(11)
Pension fee	(600)	(558)	(348)
Total	(2,836)	(2,581)	(1,631)
Board of Directors and Senior Executives
Personnel expenses
Fee, including committee fee	(2,729)	(2,389)	(2,279)
Fixed remuneration	(31,424)	(31,663)	(28,749)
Other benefits	(286)	(258)	(263)
Pension fee	(9,290)	(9,122)	(8,420)
Other remuneration	(4,540)
Total	kr (48,269)	kr (43,432)	kr (39,711)